Consolidated shareholders’ equity - Summary of Stock Options Outstanding at Each Balance Sheet Date (Details) - Total stock option plans € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) shares € / shares	Dec. 31, 2024 EUR (€) shares € / shares	Dec. 31, 2023 EUR (€) shares € / shares	Dec. 31, 2022 EUR (€) shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, beginning balance (in shares) | shares	934,444	1,333,013	1,837,969
Number of options, options exercisable (in shares) | shares	725,044	934,444	1,333,013	1,624,569
Number of options, options exercised (in shares) | shares	(171,150)	(398,569)	(504,956)
Number of options, options forfeited (in shares) | shares	(38,250)
Number of options, ending balance (in shares) | shares	725,044	934,444	1,333,013	1,837,969
Average exercise price per share, beginning balance (in euros per share) | € / shares	€ 80.16	€ 80.53	€ 78.64
Average exercise price per share, options exercisable (in euros per share) | € / shares	78.43	80.16	80.53	€ 78.89
Average exercise price per share, options exercised (in euros per share) | € / shares	85.43	81.38	73.65
Average exercise price per share, options forfeited (in euros per share) | € / shares	89.38
Average exercise price per share, ending balance (in euros per share) | € / shares	€ 78.43	€ 80.16	€ 80.53	€ 78.64
Total, beginning balance | €	€ 75	€ 107	€ 144
Total, options exercisable | €	57	75	107	€ 128
Total, options exercised | €	(15)	(32)	(37)
Total, options forfeited | €	(3)
Total, ending balance | €	€ 57	€ 75	€ 107	€ 144